ACCRUED INTEREST AND FINANCING EXPENSE	9 Months Ended
Sep. 30, 2023
ACCRUED INTEREST AND FINANCING EXPENSE
ACCRUED INTEREST AND FINANCING EXPENSE

NOTE 4 – ACCRUED INTEREST AND FINANCING EXPENSE

On October 2, 2020, Quoin Inc. issued promissory notes (the “2020 Notes”) and warrants to certain investors (“2020 Noteholders”). The 2020 Notes were mandatorily convertible into 432 ADSs in 2021. The ADSs issued to the 2020 Noteholders did not include the accrued interest estimated to be approximately $744,000 at December 31, 2021. A total of $312,000 was paid to two of the five 2020 Noteholders during the year ended December 31, 2022 and based on the terms of this cash settlement, the Company’s estimate of the liability to the remaining three 2020 Noteholders increased to $1,146,000 as of September 30, 2023 and December 31, 2022. There was no interest expense in the three and nine month periods ended September 30, 2023.